LEASES (Tables)	12 Months Ended
Jun. 30, 2023
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to operating leases was as follows:

	As of June 30, 2023	As of June 30, 2022

Operating lease right-of-use assets, net	$17,537,096	$4,589,678

Operating lease liabilities - current	$2,326,162	$184,700
Operating lease liabilities - non-current	10,612,508	901,351
Total operating lease liabilities	$12,938,670	$1,086,051

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2024	$2,913,507
2025	207,990
2026	729,046
2027	1,226,060
2028	1,037,346
Thereafter	12,940,536
Total future minimum lease payments	19,054,485
Less: imputed interest	6,115,815
Total	$12,938,670